 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending May 31, 2004: < <
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
5/06/04	Shares of beneficial interest	4,400	5.98	6.75	Merrill Lynch
5/10/04	Shares of beneficial interest	42,000	5.75	6.67	Merrill Lynch
5/11/04	Shares of beneficial interest	3,000	5.73	6.67	Merrill Lynch
5/13/04	Shares of beneficial interest	40,000	5.76	6.61	Merrill Lynch
5/14/04	Shares of beneficial interest	19,400	5.80	6.63	Merrill Lynch
5/17/04	Shares of beneficial interest	32,700	5.79	6.64	Merrill Lynch
5/18/04	Shares of beneficial interest	40,000	5.81	6.65	Merrill Lynch
5/19/04	Shares of beneficial interest	37,300	5.85	6.65	Merrill Lynch
5/24/04	Shares of beneficial interest	43,000	5.89	6.67	Merrill Lynch
5/25/04	Shares of beneficial interest	44,000	5.91	6.68	Merrill Lynch
5/26/04	Shares of beneficial interest	4,900	5.98	6.69	Merrill Lynch
5/27/04	Shares of beneficial interest	23,800	6.02	6.71	Merrill Lynch
5/28/04	Shares of beneficial interest	44,000	6.03	6.71	Merrill Lynch

Total Shares Repurchased: 378,500

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management